UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN GLOBAL DOLLAR GOVERNMENT PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2003

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    Principal
                                                       Amount
                                                         (000)    U.S. $ Value
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-75.5%
COLLATERALIZED BRADY BONDS-2.4%
PERU-0.1%
Republic of Peru
  4.50%, 3/07/17 (a)                                  $    50     $     39,375
                                                                  ------------
VENEZUELA-2.3%
Republic of Venezuela
  1.875%, 12/18/07 (a)                                    857          685,714
                                                                  ------------
Total Collateralized Brady Bonds
  (cost $658,216)                                                      725,089
                                                                  ------------
NON-COLLATERALIZED BRADY BONDS-4.2%
BRAZIL-4.2%
Republic of Brazil
  2.1875%, 4/15/12 (a)                                    100           75,130
  8.00%, 4/15/14                                        1,324        1,163,325
                                                                  ------------
                                                                     1,238,455
                                                                  ------------
Total Non-Collateralized Brady Bonds
  (cost $1,021,204)                                                  1,238,455
                                                                  ------------
SOVEREIGN DEBT SECURITIES-68.9%
ARGENTINA-0.6%
Republic of Argentina
  1.369%, 8/03/12 (a)                                     291          172,418
                                                                  ------------
BELIZE-0.4%
Belize Government
  9.50%, 8/15/12                                          120          121,724
                                                                  ------------
BRAZIL-15.0%
Republic of Brazil
  8.875%, 4/15/24                                         375          290,625
  9.375%, 4/07/08                                         300          294,750
  10.00%, 1/16/07                                         200          206,000
  10.125%, 5/15/27                                        425          367,200
  11.00%, 1/11/12                                         100           99,150
  11.00%, 8/17/40                                       1,055          954,775
  11.25%, 7/26/07                                         225          238,387
  12.00%, 4/15/10                                         500          522,500
  12.75%, 1/15/20                                         325          338,000
  14.50%, 10/15/09                                      1,000        1,146,500
                                                                  ------------
                                                                     4,457,887
                                                                  ------------
BULGARIA-0.3%
Republic of Bulgaria
  8.25%, 1/15/15                                           75           88,613
                                                                  ------------
COLOMBIA-3.8%
Republic of Colombia
  9.75%, 4/23/09                                          100          112,400
  10.50%, 7/09/10                                          25           28,750
  10.75%, 1/15/13                                         450          526,050
  11.75%, 2/25/20                                         375          465,937
                                                                  ------------
                                                                     1,133,137
                                                                  ------------
ECUADOR-1.8%
Republic of Ecuador
  6.00%, 8/15/03 (b)                                      175          105,000
  6.00%, 8/15/30 (b)                                      625          375,000
  12.00%, 11/15/12                                         60           47,790
                                                                  ------------
                                                                       527,790
                                                                  ------------
EL SALVADOR-0.7%
Republic of El Salvador
  7.75%, 1/24/23 (b)                                      100          103,000
  8.50%, 7/25/11 (b)                                      100          107,450
                                                                  ------------
                                                                       210,450
                                                                  ------------
MEXICO-12.1%
United Mexican States-Global Bonds
  6.625%, 3/03/15                                       1,225        1,309,716
  11.375%, 9/15/16                                      1,575        2,287,687
                                                                  ------------
                                                                     3,597,403
                                                                  ------------
PANAMA-1.7%
Republic of Panama
  9.375%, 4/01/29                                         100          114,500
  9.625%, 2/08/11                                         125          144,375
  10.75%, 5/15/20                                         200          247,500
                                                                  ------------
                                                                       506,375
                                                                  ------------
PERU-1.9%
Republic of Peru
  9.125%, 2/21/12                                         525          561,881
                                                                  ------------
PHILIPPINES-3.5%
Republic of Philippines
  9.00%, 2/15/13                                          625          671,875
  9.875%, 1/15/19                                          75           82,800
  10.625%, 3/16/25                                        250          292,875
                                                                  ------------
                                                                     1,047,550
                                                                  ------------
RUSSIA-17.5%
Russia Ministry of Finance
  3.00%, 5/14/06                                          220          214,236
  3.00%, 5/14/08                                          100           91,120
Russian Federation
  5.00%, 3/31/30 (b)                                    5,050        4,901,656
                                                                  ------------
                                                                     5,207,012
                                                                  ------------
SOUTH AFRICA-0.7%
Republic of South Africa
  7.375%, 4/25/12                                         200          230,000
                                                                  ------------
TURKEY-2.0%
Republic of Turkey
  11.00%, 1/14/13                                         175          176,575
  11.50%, 1/23/12                                         150          154,500
  11.875%, 1/15/30                                        200          206,800
  12.375%, 6/15/09                                         50           53,450
                                                                  ------------
                                                                       591,325
                                                                  ------------

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                    Principal
                                                       Amount
                                                         (000)    U.S. $ Value
-------------------------------------------------------------------------------
UKRAINE-1.9%
Government of Ukraine
  7.65%, 6/11/13 (b)                                    $ 175     $    174,125
  11.00%, 3/15/07 (b)                                     351          385,327
                                                                  ------------
                                                                       559,452
                                                                  ------------
URUGUAY-2.7%
Republic of Uruguay
  7.25%, 2/15/11                                          150          120,750
  7.50%, 3/15/15                                          435          337,125
  7.875%, 1/15/33                                         515          348,913
                                                                  ------------
                                                                       806,788
                                                                  ------------
VENEZUELA-2.3%
Republic of Venezuela
  9.25%, 9/15/27                                          925          682,188
                                                                  ------------
Total Sovereign Debt Securities
  (cost $16,658,057)                                                20,501,993
                                                                  ------------
Total Sovereign Debt Obligations
  (cost $18,337,477)                                                22,465,537
                                                                  ------------
CORPORATE DEBT OBLIGATIONS-12.2%
BANKING-2.5%
Banco Nac De Desen Econo
  6.50%, 6/15/06 (b)                                       50           50,875
Chohung Bank
  11.875%, 4/01/05 (b)                                    100          114,250
Hanvit Bank
  12.75%, 3/01/10 (b)                                      50           57,125
Kazkommerts International BV
  8.50%, 4/16/13 (b)                                      450          448,875
Unibanco Uniao de Bancos
  9.375%, 4/30/07 (b)                                      50           49,944
Woori Bank
  12.75%, 3/01/10                                          20           22,850
                                                                  ------------
                                                                       743,919
                                                                  ------------
COMMUNICATIONS-FIXED-0.3%
Mobifon Holdings BV
  12.50%, 7/31/10 (b)                                     100          104,500
                                                                  ------------
COMMUNICATIONS-MOBILE-0.9%
Mobile Telesystems Finance SA
  9.75%, 1/30/08 (b)                                      100          109,000
  10.95%, 12/21/04 (b)                                    155          164,688
                                                                  ------------
                                                                       273,688
                                                                  ------------
ENERGY-0.7%
CITGO Petroleum Corp.
  11.375%, 2/01/11 (b)                                    150          168,000
Monterrey Power SA
  9.625%, 11/15/09 (b)                                     45           54,252
                                                                  ------------
                                                                       222,252
                                                                  ------------
METALS / MINING-0.6%
Freeport-McMoRan Copper & Gold, Inc.
  10.125%, 2/01/10                                        150          168,000
                                                                  ------------
PETROLEUM PRODUCTS-6.8%
A.O. Siberian Oil Co.
  11.50%, 2/13/07                                         150          174,788
Gazprom
  9.625%, 3/01/13 (b)                                     150          165,750
Pemex Project Funding Master Trust
  8.00%, 11/15/11                                         250          286,875
Petrobras International Finance Co.
  9.875%, 5/09/08 (b)                                     200          221,500
Petroleos Mexicanos
  9.25%, 3/30/18 (b)                                      400          481,000
Petronas Capital Ltd.
  7.875%, 5/22/22 (b)                                     175          208,248
PF Export Receivables Master Trust
  6.436%, 6/01/15 (b)                                     150          152,250
Tyumen Oil Co.
  11.00%, 11/06/07                                        100          116,304
  11.00%, 11/06/07 (b)                                    175          203,219
                                                                  ------------
                                                                     2,009,934
                                                                  ------------
PUBLIC UTILITIES-TELEPHONE-0.4%
PTC International Finance II SA
  11.25%, 12/01/09                                        100          113,500
                                                                  ------------
Total Corporate Debt Obligations
  (cost $3,249,705)                                                  3,635,793
                                                                  ------------
U.S. GOVERNMENT AGENCY-0.9%
FEDERAL AGENCY OBLIGATIONS-0.9%
Central American Bank for Economic Integration
  6.75%, 4/15/13 (b)                                      250          266,923
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                                    Principal
                                                       Amount
                                                         (000)    U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.7%
TIME DEPOSIT-5.7%
Societe Generale Cayman
  1.31%, 7/01/03
  (cost $1,700,000)                                    $1,700     $  1,700,000
                                                                  ------------
TOTAL INVESTMENTS-94.3%
  (cost $23,536,137)                                                28,068,253
Other assets less liabilities-5.7%                                   1,696,114
                                                                  ------------
NET ASSETS-100%                                                   $ 29,764,367
                                                                  ============


CREDIT DEFAULT SWAP CONTRACTS (See Note D)

         Swap
     Counterparty          Notional
    & Referenced            Amount      Interest    Termination   Unrealized
      Obligation             (000)        Rate         Date      Depreciation
-----------------------   -----------  -----------  -----------  -------------
BUY CONTRACTS:
J.P. Morgan Chase Bank
Russian Federation
5.00%, 3/31/30               $100          3.2%       06/25/13      $(1,120)

J.P. Morgan Chase Bank
Russian Federation
5.00%, 3/31/30                100          3.2        06/26/13       (1,120)
                                                                    -------
                                                                    $(2,240)
                                                                    =======

(a) Floating rate security. Stated interest rate was in effect at June 30, 2003.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2003, the aggregate market value of these securities amounted to $9,171,957 or 30.8% of net assets.

     See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $23,536,137)          $ 28,068,253
  Cash                                                                 385,006
  Receivable for investment securities sold                            962,265
  Interest receivable                                                  588,789
                                                                  ------------
  Total assets                                                      30,004,313
                                                                  ------------
LIABILITIES
  Payable for investment securities purchased                          174,546
  Advisory fee payable                                                  18,435
  Net unrealized depreciation of swap contracts                          2,240
  Distribution fee payable                                                 284
  Accrued expenses                                                      44,441
                                                                  ------------
  Total liabilities                                                    239,946
                                                                  ------------
NET ASSETS                                                        $ 29,764,367
                                                                  ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      2,239
  Additional paid-in capital                                        27,297,352
  Undistributed net investment income                                  986,969
  Accumulated net realized loss on investment transactions          (3,052,069)
  Net unrealized appreciation of investments                         4,529,876
                                                                  ------------
                                                                  $ 29,764,367
                                                                  ============
Class A Shares
  Net assets                                                      $ 28,248,818
                                                                  ============
  Shares of capital stock outstanding                                2,125,258
                                                                  ============
  Net asset value per share                                       $      13.29
                                                                  ============
Class B Shares
  Net assets                                                      $  1,515,549
                                                                  ============
  Shares of capital stock outstanding                                  114,121
                                                                  ============
  Net asset value per share                                       $      13.28
                                                                  ============


See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $  1,230,076
  Dividends                                                              1,319
                                                                  ------------
  Total investment income                                            1,231,395
                                                                  ------------
EXPENSES
  Advisory fee                                                          96,835
  Distribution fee-Class B                                                 824
  Custodian                                                             64,274
  Administrative                                                        37,500
  Audit and legal                                                       26,979
  Printing                                                              10,667
  Transfer agency                                                          474
  Directors' fees and expenses                                             322
  Miscellaneous                                                          1,407
                                                                  ------------
  Total expenses                                                       239,282
                                                                  ------------
  Net investment income                                                992,113
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain on:
    Investment transactions                                          1,850,137
    Written options                                                     32,216
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      2,237,961
    Written options                                                     (2,450)
    Swaps                                                               (2,240)
                                                                  ------------
  Net gain on investment transactions                                4,115,624
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  5,107,737
                                                                  ============


See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                Six Months Ended    Year Ended
                                                  June 30, 2003    December 31,
                                                    (unaudited)        2002
                                                    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   992,113    $ 1,429,355
  Net realized gain (loss) on investment
    transactions                                      1,882,353        (25,911)
  Net change in unrealized appreciation/
    depreciation of investments                       2,233,271      1,201,250
                                                    -----------    -----------
  Net increase in net assets from operations          5,107,737      2,604,694
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                          (1,368,257)    (1,130,687)
    Class B                                             (63,134)            -0-
CAPITAL STOCK TRANSACTIONS
  Net increase                                        3,664,550      9,700,933
                                                    -----------    -----------
  Total increase                                      7,340,896     11,174,940
NET ASSETS
  Beginning of period                                22,423,471     11,248,531
                                                    -----------    -----------
  End of period (including undistributed
    net investment income of $1,426,247
    at December 31, 2002)                           $29,764,367    $22,423,471
                                                    ===========    ===========


See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

The AllianceBernstein Global Dollar Government Portfolio (the "Portfolio"), formerly Alliance Global Dollar Government Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek a high level of current income and, secondarily, capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investments transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

7. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .75 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements were accrued daily and paid monthly.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                 Purchases           Sales
                                               -------------     -------------
Investment securities                          $  17,426,033     $  15,518,306
U.S. government securities                                -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap contracts) are as follows:

Gross unrealized appreciation                                      $ 4,587,976
Gross unrealized depreciation                                          (55,860)
                                                                   -----------
Net unrealized appreciation                                        $ 4,532,116
                                                                   ===========

1. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2003 were as follows:

                                                   Number          Premiums
                                                of Contracts       Received
                                                -------------    -------------
Options outstanding at beginning of period            350,000    $       6,650
Options written                                     1,988,846           39,780
Options terminated in closing purchase
  transactions                                     (2,338,846)         (46,430)
Options expired                                            -0-              -0-
                                                -------------    -------------
Options outstanding at June 30, 2003                       -0-   $          -0-
                                                -------------    -------------

2. Swap Agreements

The Portfolio may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the underlying value of the securities.

The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation/depreciation of investments. Realized gains and/or losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

The Portfolio may enter into credit default swaps. A sell/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the Counterparty at par and take/(deliver) the principal amount (the "Notional Amount") of the referenced obligation. During the term of the swap agreement, the Portfolio receives/(pays) semi-annual fixed interest payments from/(to) the respective Counterparty, calculated at the agreed upon interest rate applied to the Notional Amount.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the referenced obligation received by the Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.

NOTE E: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                     2002             2001
                                                -------------    -------------
Distributions paid from:
Ordinary income                                 $   1,130,687    $   1,095,933
                                                -------------    -------------
Total taxable distributions                         1,130,687        1,095,933
                                                -------------    -------------
Total distributions paid                        $   1,130,687    $   1,095,933
                                                =============    =============

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $  1,426,247
Accumulated capital and other losses                              (4,531,163)(a)
Unrealized appreciation/(depreciation)                             1,893,346(b)
                                                                ------------
Total accumulated earnings/(deficit)                            $ (1,211,570)
                                                                ============

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $4,531,163 of which $1,609,599 will expire in the year 2006, $2,129,840 will expire in the year 2007, $680,833 will expire in the year 2009 and $110,891 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio had no securities on loan. For the six months ended June 30, 2003, the Portfolio earned fee income of $127 which is included in interest income in the accompanying statement of operations.

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes designated Class A and Class B. Each class consist of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2003  December 31,  June 30, 2003   December 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              526,703     1,299,609    $  6,591,439   $  13,815,463
Shares issued
  in reinvestment
  of dividends            99,946       107,582       1,368,257       1,130,687
Shares redeemed         (444,207)     (522,799)     (5,534,244)     (5,460,835)
                     -----------   -----------    ------------   -------------
Net increase             182,442       884,392    $  2,425,452   $   9,485,315
                     ===========   ===========    ============   =============


                      Six Months   July 22, 2002*   Six Months    July 22, 2002*
                         Ended           to           Ended             to
                     June 30, 2003  December 31,  June 30, 2003   December 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold               94,723        22,168    $  1,235,913   $     241,931
Shares issued
  in reinvestment
  of dividends             4,615            -0-         63,133              -0-
Shares redeemed           (4,992)       (2,393)        (59,948)        (26,313)
                     -----------   -----------    ------------   -------------
Net increase              94,346        19,775    $  1,239,098   $     215,618
                     ===========   ===========    ============   =============


* Commencement of distribution.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended                          Year Ended December 31,
                                          June 30, 2003  ---------------------------------------------------------------
                                            (unaudited)      2002         2001(a)      2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.43       $10.63       $10.76       $10.79       $10.18       $14.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .48          .94(c)      1.11(c)      1.27(c)      1.21(c)      1.20(c)
Net realized and unrealized gain
  (loss) on investment transactions             2.06          .70         (.10)         .14         1.08        (4.03)
Net increase (decrease) in net asset
  value from operations                         2.54         1.64         1.01         1.41         2.29        (2.83)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.68)        (.84)       (1.14)       (1.44)       (1.68)        (.95)
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-          -0-          -0-        (.69)
Total dividends and distributions               (.68)        (.84)       (1.14)       (1.44)       (1.68)       (1.64)
Net asset value, end of period                $13.29        11.43       $10.63       $10.76       $10.79       $10.18

TOTAL RETURN
Total investment return based on
  net asset value (d)                          22.02%       16.14%        9.37%       14.06%       26.08%      (21.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $28,249      $22,198      $11,249       $9,423      $10,139      $10,380
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.84%(e)     1.40%         .95%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.84%(e)     2.00%        2.37%        2.42%        2.29%        1.75%
  Net investment income                         7.70%(e)     8.83%(c)    10.63%(c)    11.71%(c)    12.42%(c)     9.49%(c)
Portfolio turnover rate                           65%         142%         176%         148%         117%         166%



See footnote summary on page 14.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               CLASS B
                                                       -----------------------
                                                       Six Months     July 22,
                                                         Ended       2002(f) to
                                                     June 30, 2003  December 31,
                                                       (unaudited)     2002
                                                       ----------   ----------
Net asset value, beginning of period                     $11.42       $10.20

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                   .42          .35(c)
Net realized and unrealized gain on investment
  Transactions                                             2.12          .87
Net increase in net asset value from operations            2.54         1.22

LESS: DIVIDENDS
Dividends from net investment income                       (.68)          -0-
Net asset value, end of period                           $13.28       $11.42

TOTAL RETURN
Total investment return based on net asset value (d)      22.03%       11.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $1,516         $226
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (e)          2.24%        1.63%
  Expenses, before waivers and reimbursements (e)          2.24%        1.99%
  Net investment income (e)                                7.07%        9.12%(c)
Portfolio turnover rate                                      65%         142%


(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A was to decrease net investment income by less than $.01 per share, decrease net realized and unrealized loss on investments by less than $.01 per share, and decrease the ratio of net investment income to average net assets from 10.65% to 10.63%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

GLOBAL DOLLAR GOVERNMENT
PORTFOLIO

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, senior vice president
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003